Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

5.	Related Party Transactions

During the nine months ended September 30, 2013 a director of the Company received $14,275 as compensation for management services provided to the Company.

As of September 30, 2014 and December 31, 2013, the Company owed $8,358 and $1,214, respectively to the director of the Company. The amount is non-interest bearing, unsecured and due on demand.

5.	Related Party Transactions

During the years ended December 31, 2013 and 2012, a director of the Company received $14,275 and $20,665, respectively, as compensation for management services provided to the Company.

As of December 31, 2013 and 2012 the Company owed $1,214 and $ 0, respectively to the President of the Company. This amount is non-interest bearing, unsecured and due on demand.